Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of bank's portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	$ 27,077	$ 277,802
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	223,016	696
Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		608
Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		608
Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	27,077	277,802
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	223,016	88
Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		88
Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	27,077	277,802
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	223,016
Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Demand [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Up to 1 month [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		3,099
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		3,099
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		3,099
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 month and up to 3 months [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	167,199	35,706
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	63,587	1,788
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		1,788
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		1,788
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	167,199	35,706
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	63,587
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	167,199	35,706
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	63,587
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 months and up to 12 months [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	135,025	322,894
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	123,214
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	135,025	322,894
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	123,214
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	135,025	322,894
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	123,214
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 1 year and up to 3 years [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	122,127	108,759
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	129,166
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	122,127	108,759
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	129,166
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	122,127	108,759
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	129,166
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 3 year and up to 5 years [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	111,547	895,312
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,151,878
Over 5 years [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	111,547	895,312
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,151,878
Over 5 years [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	111,547	895,312
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,151,878
Over 5 years [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Over 5 years [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	535,898	1,362,671
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,467,845	4,887
Total [member] | Derivatives held for fair value hedges [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		1,788
Total [member] | Derivatives held for fair value hedges [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Derivatives held for fair value hedges [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Derivatives held for fair value hedges [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		1,788
Total [member] | Derivatives held for fair value hedges [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Derivatives held for fair value hedges [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Cash flow hedge derivatives [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	535,898	1,362,671
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,467,845	3,099
Total [member] | Cash flow hedge derivatives [member] | Currency forward [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities		3,099
Total [member] | Cash flow hedge derivatives [member] | Interest rate swap [member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Cash flow hedge derivatives [member] | Interest rate swap and cross currency swap [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets	535,898	1,362,671
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities	1,467,845
Total [member] | Cash flow hedge derivatives [member] | Call currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities
Total [member] | Cash flow hedge derivatives [member] | Put currency options [Member]
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Assets
Derivatives held for fair value hedges
Notional amount of contract with final expiration date in derivatives held for fair value hedges, Fair value Liabilities